Condensed Interim Consolidated Balance Sheets (Parentheticals) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value (in Dollars per share)
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued		2,506,015	260,761
Common stock, shares outstanding		2,506,015	260,761
Class A Shares
Common stock, par value (in Dollars per share)
Common stock, shares authorized		Unlimited	Unlimited
Common stock, shares issued	2,506,015		21
Common stock, shares outstanding	2,506,015		21